Annual Operating Expenses {- Fidelity® California Municipal Money Market Fund} - 02.28 Fidelity California Municipal Money Market Funds Retail Combo PRO-10 - Fidelity® California Municipal Money Market Fund - Fidelity California Municipal Money Market Fund-Default
	Apr. 29, 2022
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%
Total annual operating expenses	0.50%	[1]

[1]

(a)In order to avoid a negative yield, Fidelity Management & Research Company LLC (FMR) may reimburse expenses or waive fees of Fidelity® California Municipal Money Market Fund. Any such waivers or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Fidelity® California Municipal Money Market Fund will be able to avoid a negative yield.